Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

April 30, 2021

ALSF-QTLY-0621
1.805758.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.7%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. (a)(b)	411,029	$1,377
Interactive Media & Services - 6.8%
Alphabet, Inc. Class C (c)	18,900	45,551
Facebook, Inc. Class A (c)	114,300	37,157
Tencent Holdings Ltd. sponsored ADR	160,100	12,754
		95,462
Media - 3.9%
Altice U.S.A., Inc. Class A (c)	783,100	28,434
Nexstar Broadcasting Group, Inc. Class A	185,002	27,271
		55,705
Wireless Telecommunication Services - 2.9%
T-Mobile U.S., Inc.	313,400	41,410

TOTAL COMMUNICATION SERVICES		193,954

CONSUMER DISCRETIONARY - 21.2%
Automobiles - 2.3%
Tesla, Inc. (c)	47,100	33,415
Hotels, Restaurants & Leisure - 12.5%
Airbnb, Inc. Class A	3,900	674
Boyd Gaming Corp. (c)	561,700	37,156
Caesars Entertainment, Inc. (c)	779,700	76,284
Penn National Gaming, Inc. (c)	646,500	57,616
Studio City International Holdings Ltd. ADR (c)	397,700	4,534
		176,264
Household Durables - 3.1%
Lennar Corp. Class A	68,000	7,045
Tempur Sealy International, Inc.	778,400	29,688
Whirlpool Corp.	29,700	7,023
		43,756
Internet & Direct Marketing Retail - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (c)	64,600	14,919
Amazon.com, Inc. (c)	3,300	11,442
		26,361
Specialty Retail - 1.4%
Lowe's Companies, Inc.	102,200	20,057

TOTAL CONSUMER DISCRETIONARY		299,853

CONSUMER STAPLES - 4.2%
Food Products - 4.2%
Darling Ingredients, Inc. (c)	302,779	21,028
JBS SA	7,003,800	38,835
		59,863
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc. (c)	101,300	7,853
Renewable Energy Group, Inc. (c)	111,800	6,207
		14,060
FINANCIALS - 4.6%
Banks - 2.1%
Bank of America Corp.	347,601	14,088
JPMorgan Chase & Co.	103,500	15,919
		30,007
Consumer Finance - 1.7%
OneMain Holdings, Inc.	416,400	23,681
Insurance - 0.8%
Arthur J. Gallagher & Co.	80,700	11,697

TOTAL FINANCIALS		65,385

HEALTH CARE - 9.2%
Biotechnology - 0.4%
Regeneron Pharmaceuticals, Inc. (c)	10,500	5,054
Health Care Providers & Services - 3.5%
HCA Holdings, Inc.	58,121	11,686
Humana, Inc.	33,900	15,094
Oak Street Health, Inc. (c)	1,600	99
UnitedHealth Group, Inc.	54,500	21,735
		48,614
Life Sciences Tools & Services - 4.8%
Charles River Laboratories International, Inc. (c)	41,200	13,697
IQVIA Holdings, Inc. (c)	122,300	28,703
Thermo Fisher Scientific, Inc.	55,100	25,910
		68,310
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	121,500	7,584

TOTAL HEALTH CARE		129,562

INDUSTRIALS - 5.6%
Air Freight & Logistics - 0.6%
XPO Logistics, Inc. (c)	58,400	8,125
Airlines - 1.2%
Air Canada (c)	855,500	17,240
Building Products - 1.0%
Carrier Global Corp.	316,300	13,784
Electrical Equipment - 0.0%
Array Technologies, Inc.	23,100	650
Machinery - 0.8%
Allison Transmission Holdings, Inc.	134,400	5,574
Fortive Corp.	88,000	6,232
		11,806
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	10
Professional Services - 0.7%
ASGN, Inc. (c)	87,200	9,172
Trading Companies & Distributors - 1.3%
United Rentals, Inc. (c)	55,900	17,885

TOTAL INDUSTRIALS		78,672

INFORMATION TECHNOLOGY - 29.9%
Electronic Equipment & Components - 3.3%
CDW Corp.	16,400	2,925
Vontier Corp. (c)	52,720	1,652
Zebra Technologies Corp. Class A (c)	87,100	42,482
		47,059
IT Services - 11.0%
EPAM Systems, Inc. (c)	77,700	35,567
Global Payments, Inc.	150,900	32,388
GoDaddy, Inc. (c)	136,700	11,868
MasterCard, Inc. Class A	59,600	22,771
PayPal Holdings, Inc. (c)	115,200	30,216
Visa, Inc. Class A	94,100	21,978
		154,788
Semiconductors & Semiconductor Equipment - 6.4%
Lam Research Corp.	69,000	42,811
Microchip Technology, Inc.	134,900	20,274
Micron Technology, Inc. (c)	150,900	12,988
ON Semiconductor Corp. (c)	369,170	14,398
		90,471
Software - 9.2%
Adobe, Inc. (c)	87,300	44,378
Microsoft Corp.	181,400	45,745
Palo Alto Networks, Inc. (c)	56,200	19,861
SS&C Technologies Holdings, Inc.	260,800	19,357
		129,341

TOTAL INFORMATION TECHNOLOGY		421,659

MATERIALS - 5.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	190,400	9,259
The Chemours Co. LLC	622,300	18,793
		28,052
Containers & Packaging - 2.3%
Berry Global Group, Inc. (c)	212,400	13,513
WestRock Co.	347,600	19,379
		32,892
Metals & Mining - 1.2%
First Quantum Minerals Ltd.	715,900	16,500

TOTAL MATERIALS		77,444

UTILITIES - 3.3%
Electric Utilities - 2.4%
NRG Energy, Inc.	489,400	17,530
PG&E Corp. (c)	1,419,197	16,065
		33,595
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp.	749,044	12,636

TOTAL UTILITIES		46,231

TOTAL COMMON STOCKS
(Cost $711,190)		1,386,683
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (Cost $117)(b)(d)(e)(f)	117	117
	Shares	Value (000s)

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.04% (g)
(Cost $35,444)	35,436,881	35,444
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $746,751)		1,422,244
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,746)
NET ASSETS - 100%		$1,412,498

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,377,000 or 0.1% of net assets.

 (b) Level 3 security

 (c) Non-income producing

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$2,036

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	14
Total	$32

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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